                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4841
-------------------------------------------------------------------------------

                           MFS MUNICIPAL INCOME TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: October 31
-------------------------------------------------------------------------------

                    Date of reporting period: April 30, 2006
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R)  MUTUAL FUNDS                                                   4/30/06
SEMIANNUAL REPORT

MFS(R)  MUNICIPAL INCOME TRUST

A path for pursuing opportunity

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

MFS(R)  MUNICIPAL INCOME TRUST                                         4/30/06

The trust seeks to provide high current income exempt from federal income taxes.

New York Stock Exchange Symbol:  MFM

TABLE OF CONTENTS
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
PORTFOLIO MANAGERS' PROFILES                       3
----------------------------------------------------
PERFORMANCE SUMMARY                                4
----------------------------------------------------
DIVIDEND REINVESTMENT AND CASH
PURCHASE PLAN                                      6
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           7
----------------------------------------------------
FINANCIAL STATEMENTS                              29
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     34
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            40
----------------------------------------------------
BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT                                41
----------------------------------------------------
PROXY VOTING POLICIES AND
INFORMATION                                       41
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    41
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor?
In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE(i)

              Bonds                                      99.7%
              Cash & Other Net Assets                     0.3%

              TOP FIVE BOND INDUSTRIES (i)

              Healthcare Revenue - Hospitals             27.7%
              ------------------------------------------------
              Healthcare Revenue - Long-Term Care         8.9%
              ------------------------------------------------
              Utilities - Investor Owned                  7.0%
              ------------------------------------------------
              Industrial Revenue - Paper                  4.5%
              ------------------------------------------------
              Tobacco                                     4.5%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        16.9%
              ------------------------------------------------
              AA                                          2.8%
              ------------------------------------------------
              A                                          10.3%
              ------------------------------------------------
              BBB                                        31.9%
              ------------------------------------------------
              BB                                          7.7%
              ------------------------------------------------
              B                                           4.9%
              ------------------------------------------------
              CCC                                         5.0%
              ------------------------------------------------
              Not Rated                                  20.5%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         6.9
              ------------------------------------------------
              Average Life (m)                       16.4 yrs.
              ------------------------------------------------
              Average Maturity (m)                   18.4 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (a)                              BBB+
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 4/30/06.

Percentages are based on net assets, including preferred shares, as of 4/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO MANAGERS' PROFILES

Geoffrey L. Schechter, CFA, CPA, is a Senior Vice President of MFS Investment Management (MFS) and a Municipal Fixed Income Portfolio Manager. He also manages several other government bond portfolios for MFS. He joined MFS as a portfolio manager, and named Senior Vice President in 2002. Geoffrey is a graduate of the University of Texas and has an M.B.A. degree from Boston University. He holds the Chartered Financial Analyst (CFA) and Certified Public Accountant (CPA) designations.

Gary A. Lasman, CFA, is Vice President of MFS Investment Management(R) (MFS(R)) and is a Municipal Fixed Income Portfolio Manager. Prior to joining the firm in 2002, Gary served as an Assistant Portfolio Manager and Senior Municipal Analyst for Liberty Funds Group. He served as a Vice President for Thomson Financial Services and a Senior Account Manager for The Industrial Indemnity Financial Corporation. He also served as an Associate for Laventhol & Horwath. Gary has a bachelor's degree from Trinity College and holds the Chartered Financial Analyst (CFA) designation. He is a member of the Boston Security Analysts Society, Inc.

Note to Shareholders: Effective April 2006, Gary Lasman became co-manager of the fund.

PERFORMANCE SUMMARY THROUGH 4/30/06

All results are historical. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost. More recent returns may be more or less than those shown. Past performance is no guarantee of future results.

PRICE SUMMARY

Six months ended 4/30/06

                                                Date                    Price

Net asset value per share                      4/30/06                  $7.95
-----------------------------------------------------------------------------
                                              10/31/05                  $7.92
-----------------------------------------------------------------------------
New York Stock Exchange Price                  4/30/06                  $8.23
-----------------------------------------------------------------------------
                                               3/09/06(high) (t)        $8.39
-----------------------------------------------------------------------------
                                              11/14/05(low) (t)         $7.54
-----------------------------------------------------------------------------
                                              10/31/05                  $8.27
-----------------------------------------------------------------------------

TOTAL RETURNS VS BENCHMARK

Six months ended 4/30/06

New York Stock Exchange Price (r)                                        2.73%
------------------------------------------------------------------------------
Net asset value (r)                                                      3.67%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (f)                                 1.56%
------------------------------------------------------------------------------
(f) Source: FactSet Research Systems, Inc.
(r) Includes reinvestment of dividends and capital gain distributions.
(t) For the period November 1, 2005 through April 30, 2006.

INDEX DEFINITION

Lehman Brothers Municipal Bond Index - a market-value-weighted index representative of the tax-exempt bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

The trust's shares may trade at a discount to net asset value. Shareholders do not have the right to cause the trust to repurchase their shares at net asset value. When trust shares trade at a premium, buyers pay more than the asset value underlying trust shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the trust's liquidation. As a result, the total returns that are calculated based on the net asset value and New York Stock Exchange prices can be different.

The trust's monthly distributions may include a return of capital to shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder's basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the trust's assets and may increase the trust's expense ratio.

From time to time the trust may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio's yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturities. Municipal instruments can be volatile and significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers and/or insurers of municipal instruments. These conditions may include, for example, constitutional or statutory limits on an issuers ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in the state. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. Derivatives may involve risks different from, and greater than, those of the underlying indicator's in whose value the derivative is based. The value of the derivative may move in unexpected ways and result in unanticipated losses and increased volatility if the value of the underlying indicator(s) does not move in the direction or the extent anticipated. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. When you sell your shares, they may be worth more or less than the amount you paid for them.

These risks may increase share price volatility.

In accordance with Section 23(c) of the Investment Company Act of 1940, the trust hereby gives notice that it may from time to time repurchase shares of the trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The trust offers a Dividend Reinvestment and Cash Purchase Plan that allows you to reinvest either all of the distributions paid by the trust or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments may be made in any amount over $100 in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the plan on your behalf. If the nominee does not offer the plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the plan, or if you have any questions, call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time. Please have available the name of the trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the plan, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

PORTFOLIO OF INVESTMENTS (unaudited) - 4/30/06

The Portfolio of Investments is a complete list of all securities owned by your trust. It is categorized by broad-based asset classes.

Municipal Bonds - 140.6%
--------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES/PAR       VALUE ($)
--------------------------------------------------------------------------------------------------
Airport & Port Revenue - 5.0%
--------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. RITES, XLCA,
7.417%, 2022 (v)(z)                                                $     1,500,000   $   1,740,528
Chicago, IL, O'Hare International Airport Rev., Third Lien,
"A", FGIC, 5%, 2033                                                        345,000         353,211
Chicago, IL, O'Hare International Airport Rev., Third Lien,
"A", MBIA, 5%, 2029                                                      1,385,000       1,421,204
New York City, NY, City Industrial Development Agency,
Special Facilities Rev. (Terminal One Group), 5.5%, 2024                   275,000         287,128
Oklahoma City, OK, Airport Trust Rev., FSA, 5.75%, 2016                  3,125,000       3,292,125
Port Authority, NY, Special Obligations Rev. (JFK
International), MBIA, 5.75%, 2022                                        7,000,000       7,321,160
Seattle, WA, Airport Trust Rev., FGIC, 5.625%, 2018                      1,500,000       1,583,865
                                                                                     -------------
                                                                                     $  15,999,221
--------------------------------------------------------------------------------------------------
Chemicals - 0.7%
--------------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev. (Celanese
Project), 6.7%, 2030                                               $     1,920,000   $   2,062,349
--------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 2.0%
--------------------------------------------------------------------------------------------------
Kane Kendall County, IL, Capital Appreciation, "E",
FGIC, 0%, 2023                                                     $     1,945,000   $     807,895
Kane Kendall County, IL, Capital Appreciation, "E",
FGIC, 0%, 2025                                                           1,915,000         713,050
Lake County, IL, Land Acquisition & Development,
5.75%, 2017                                                              1,000,000       1,078,740
New York City, NY, "M", 5%, 2035                                         3,800,000       3,870,984
                                                                                     -------------
                                                                                     $   6,470,669
--------------------------------------------------------------------------------------------------
General Obligations - Schools - 1.1%
--------------------------------------------------------------------------------------------------
Aledo, TX, Independent School District, School Building,
"A", PSF, 5.125%, 2033                                             $       955,000   $     989,428
De Soto, TX, Independent School District, School Building,
PSF, 0%, 2031                                                              555,000         148,612
De Soto, TX, Independent School District, School Building,
PSF, 0%, 2034                                                              415,000          94,259
De Soto, TX, Independent School District, School Building,
PSF, 0%, 2036                                                              555,000         113,176
Ennis, TX, Independent School District, Capital
Appreciation, "N", PSF, 0%, 2028                                           290,000          91,785
Ennis, TX, Independent School District, Capital
Appreciation, "N", PSF, 0%, 2029                                           560,000         174,462
Ennis, TX, Independent School District, Capital
Appreciation, "N", PSF, 0%, 2031                                           555,000         148,612
Leander, TX, Independent School District, Capital
Appreciation, Refunding, School Building, FGIC, 0%, 2026                 1,285,000         450,213
Leander, TX, Independent School District, Capital
Appreciation, Refunding, School Building, FGIC, 0%, 2031                 1,295,000         336,532
Royse City, TX, Independent School District, School
Building, PSF, 0%, 2027                                                    955,000         320,259
Royse City, TX, Independent School District, School
Building, PSF, 0%, 2028                                                    960,000         303,840
Royse City, TX, Independent School District, School
Building, PSF, 0%, 2029                                                    965,000         289,394
                                                                                     -------------
                                                                                     $   3,460,572
--------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 39.3%
--------------------------------------------------------------------------------------------------
Alexander City, AL, Special Care Facilities Financing
Authority Medical Facilities Rev. (Russell Hospital Corp.), "A",
5.75%, 2036                                                        $       600,000   $     607,062
Allegheny County, PA, Hospital Development Authority Rev.
(South Hills Health Systems), "B", 6.75%, 2025                             500,000         537,120
Allegheny County, PA, Hospital Development Authority Rev.
(West Penn Allegheny Health), 9.25%, 2030                                2,000,000       2,382,680
Allegheny County, PA, Hospital Development Authority Rev.
(West Penn Allegheny Health), "B", 9.25%, 2022                           1,000,000       1,191,340
Arkansas Development Finance Authority Rev. (Washington
Regional Medical Center), 7.25%, 2010 (c)                                  500,000         559,640
Athens County, OH, Hospital Facilities Rev. (O'Bleness
Memorial Hospital), "A", 7.125%, 2033                                    1,500,000       1,610,445
Baldwin County, AL, Eastern Shore Health Care Authority Rev.
(Thomas Hospital), 5.75%, 2008 (c)                                         700,000         738,605
Birmingham, AL, Baptist Medical Center, Special Care Facilities
Rev. (Baptist Health Systems, Inc.), "A", 5%, 2030                         490,000         473,203
Brookhaven, NY, Civic Facilities Rev. (Memorial Hospital
Medical Center, Inc.), 7.75%, 2010                                         695,000         735,616
California Valley Health Systems, COP, 6.875%, 2023                        720,000         724,586
Chautauqua County, NY, Industrial Development Agency, Civic
Facilities Rev. (Women's Christian Assn.), "A", 6.35%, 2017                235,000         238,010
Chautauqua County, NY, Industrial Development Agency, Civic
Facilities Rev. (Women's Christian Assn.), "A", 6.4%, 2029                 980,000         975,159
Chemung County, NY, Civic Facilities Rev. (St. Joseph's
Hospital-Elmira), "A", 6%, 2013                                            490,000         495,003
Chemung County, NY, Civic Facilities Rev. (St. Joseph's
Hospital-Elmira), "B", 6.35%, 2013                                         120,000         123,606
Chester County, PA, Health & Educational Facilities Rev.
(Chester County Hospital), 6.75%, 2021                                   1,625,000       1,760,785
Citrus County, FL, Hospital Development Authority Rev.
(Citrus Memorial Hospital), 6.25%, 2023                                    955,000       1,020,016
Coffee County, GA, Hospital Authority Rev. (Coffee Regional
Medical Center, Inc.), 5%, 2026                                             40,000          39,193
Colorado Health Facilities Authority Rev. (Parkview Medical
Center), 6.5%, 2020                                                      1,230,000       1,338,609
Colorado Health Facilities Authority Rev. (Parkview Medical
Center), 6.6%, 2025                                                      1,000,000       1,086,100
Colorado Health Facilities Authority Rev. (Portercare
Adventist Health Systems), 6.625%, 2011 (c)                                675,000         773,732
Crittenden County, AR, Hospital Rev., 7%, 2020                           1,030,000       1,033,121
Cuyahoga County, OH, Hospital Facilities Rev. (Canton,
Inc.), 7.5%, 2030                                                        1,330,000       1,463,173
Delaware Health Facilities Authority Rev. (Nanticoke
Memorial Hospital), 5.625%, 2032                                         1,250,000       1,308,463
Denver, CO, Health & Hospital Authority Rev., 5.25%, 2013                  635,000         642,188
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2018               1,500,000       1,522,080
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2028                 860,000         857,171
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                250,000         263,643
District of Columbia, Health & Hospital Authority Rev.
(Medstar University Hospital), "D", 6.875%, 2007 (c)                     1,200,000       1,230,108
Gaylord, MI, Hospital Finance Authority Rev. (Otsego
Memorial Hospital), 6.2%, 2025                                             250,000         254,380
Gaylord, MI, Hospital Finance Authority Rev. (Otsego
Memorial Hospital), 6.5%, 2031                                             295,000         304,003
Grand Forks, ND, Health Care Authority Rev. (Altru Health
Systems Obligated Group), 7.125%, 2024                                     755,000         833,256
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital),
5.75%, 2031                                                              1,000,000       1,020,010
Highlands County, FL, Health Facilities Authority Rev.
(Adventist/Sunbelt Hospital), 6%, 2011 (c)                                 900,000       1,003,833
Houston County, AL, Health Care Authority Rev., AMBAC,
6.25%, 2030                                                              2,000,000       2,161,540
Huntsville, AL, Health Care Authority Rev., 5.625%, 2026                   875,000         906,561
Illinois Development Finance Authority, Hospital Authority
Rev. (Adventist/Sunbelt Hospital), 5.65%, 2009 (c)                       1,750,000       1,869,000
Illinois Health Facilities Authority Rev. (Centegra Heath
Systems), 5.25%, 2018                                                    1,000,000       1,009,550
Indiana Health Facilities Financing Authority, Hospital Rev.
(Clarian Health), "A", 5%, 2039                                          1,110,000       1,112,475
Indiana Health Facilities Financing Authority, Hospital Rev.
(Community Hospital), "A", AMBAC, 5%, 2035                               1,780,000       1,822,738
Indiana Health Facilities Financing Authority, Hospital Rev.
(Munster Medical Research Foundation, Inc.), 6.375%, 2031                3,990,000       4,219,146
Indiana Health Facilities Financing Authority, Hospital Rev.
(Riverview Hospital), 6.125%, 2031                                       1,000,000       1,039,250
Johnson City, TN, Health & Educational Facilities, Hospital
Rev. (Mountain States Health), "A", 5.5%, 2036                             355,000         367,837
Joplin, MO, Industrial Development Authority Health
Facilities Rev. (Freeman Health Systems), 5.5%, 2029                       440,000         451,119
Joplin, MO, Industrial Development Authority Health
Facilities Rev. (Freeman Health Systems), 5.75%, 2035                      475,000         501,135
Kentucky Economic Development Finance Authority, Health
Systems Rev. (Norton Healthcare, Inc.), 6.5%, 2020                       5,000,000       5,405,650
Knox County, TN, Health Educational Housing Facilities
Board, Hospital Facilities Rev. (Baptist Health Systems),
6.5%, 2031                                                               1,725,000       1,827,845
Lauderdale County & Florence, AL, Health Care Authority Rev.
(Coffee Health Group), MBIA, 5.625%, 2021                                3,000,000       3,225,090
Lufkin, TX, Health Facilities Rev. (Memorial Health System
of East Texas), 5.7%, 2008 (c)                                             995,000       1,046,730
Macomb County, MI, Hospital Finance Authority Rev. (Mount
Clemens General Hospital), 5.75%, 2025                                   1,000,000       1,047,920
Macomb County, MI, Hospital Finance Authority Rev. (Mount
Clemens General Hospital), 5.875%, 2034                                    905,000         949,481
Madison County, ID, Hospital Rev., COP, 5.25%, 2030                        240,000         241,478
Madison County, ID, Hospital Rev., COP, 5.25%, 2037                        310,000         311,910
Maryland Health & Higher Educational Facilities Authority
Rev. (Medstar Health), 5.5%, 2033                                          380,000         392,726
Maryland Health & Higher Educational Facilities Authority
Rev. (North Arundel Hospital), 6.5%, 2010 (c)                            1,500,000       1,670,310
Massachusetts Health & Educational Facilities Authority Rev.
(Berkshire Health Systems), 6.25%, 2031                                  1,900,000       2,006,419
Massachusetts Health & Educational Facilities Authority Rev.
(Caritas Christi), 6.5%, 2012                                              600,000         648,030
Massachusetts Health & Educational Facilities Authority Rev.
(Caritas Christi), 5.7%, 2015                                              500,000         518,915
Massachusetts Health & Educational Facilities Authority Rev.
(Jordan Hospital), 5.25%, 2018                                           1,400,000       1,399,972
Massachusetts Health & Educational Facilities Authority Rev.
(Northern Berkshire Health), "B", 6.375%, 2034                             640,000         661,907
Massachusetts Health & Educational Facilities Authority Rev.
(Saints Memorial Medical Center), 6%, 2023                                 465,000         467,674
Massachusetts Health & Educational Facilities Authority Rev.
(University of Massachusetts), "D", 5%, 2033                               605,000         596,990
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical
Center), 6.75%, 2029                                                       810,000         895,949
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical
Center), "A", 6.7%, 2019                                                   995,000       1,091,565
Mississippi Business Finance Corp., Health Facilities Rev.
(Rush Medical Foundation, Inc.), 5.625%, 2023                              845,000         832,933
Mississippi Hospital Equipment, Health Facilities Rev. (Rush
Medical Foundation, Inc.), 5.4%, 2007                                      105,000         105,554
Monongalia County, WV, Building Commission Hospital Rev.
(Monongalia General Hospital), "A", 5%, 2030                               425,000         415,642
Monroe County, NY, Industrial Development Agency, Civic
Facilities Rev. (Highland Hospital of Rochester), 5%, 2025                  65,000          65,138
Montgomery, AL, Special Care Facilities, Financing Authority
Rev. (Baptist Health), "A-2", MBIA, 0% to 2007,
5% to 2014 (c)                                                           1,725,000       1,683,824
Montgomery, AL, Special Care Facilities, Financing Authority
Rev. (Baptist Health), "C", 5.25%, 2014 (c)                                760,000         822,958
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair
Memorial Hospital), 5.625%, 2032                                           435,000         450,864
Nassau County, NY, Industrial Development Agency, Civic
Facilities Rev. (North Shore Health System), 5.625%, 2010                  620,000         640,032
Nassau County, NY, Industrial Development Agency, Civic
Facilities Rev. (North Shore Health System), 5.875%, 2011                  485,000         508,469
New Hampshire Health & Educational Facilities Authority Rev.
(Covenant Health), 6.5%, 2017                                              870,000         965,561
New Hampshire Higher Educational & Health Facilities
Authority Rev. (Catholic Medical Center), 6.125%, 2032                   1,000,000       1,033,260
New Jersey Health Care Facilities, Financing Authority Rev.
(Children's Specialized Hospital), "A", 5.5%, 2030                         245,000         252,014
New Jersey Health Care Facilities, Financing Authority Rev.
(St. Peter's University Hospital), 6.875%, 2030                          3,000,000       3,254,370
New York City, NY, Health & Hospital Corp. Rev., "A",
5.25%, 2017                                                                700,000         725,123
New York City, NY, Industrial Development Agency, Civic
Facilities Rev. (Staten Island University Hospital), "A",
6.375%, 2031                                                               500,000         507,210
New York State Dormitory Authority Rev., Non State Supported
Debt (Mt. Sinai NYU Health), 5.5%, 2026                                    635,000         644,239
New York State Dormitory Authority Rev., Non State Supported
Debt (Mt. Sinai NYU Health), "C", 5.5%, 2026                               500,000         507,275
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036                 490,000         494,430
North Texas Health Facilities Development Corp. Rev. (United
Regional Health Care System, Inc.), 6%, 2023                             1,000,000       1,066,330
Ohio County, WV, County Commission Health System Rev. (Ohio
Valley Medical Center), 5.75%, 2013                                        850,000         809,353
Oklahoma Development Finance Authority Rev. (Comanche County
Hospital), 6.6%, 2031                                                    1,665,000       1,808,340
Rhode Island Health & Education Building Rev., Hospital
Financing (Lifespan Obligated Group), 6.5%, 2012 (c)                       505,000         576,902
Rhode Island State Health & Educational Building Unrefunded
(Hospital Lifespan), 6.375%, 2021                                          245,000         270,019
Rhode Island State Health & Educational Building, (Hospital
Financing Lifespan), 6.375%, 2012 (c)                                    1,560,000       1,771,349
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.375%, 2014                                               955,000         979,276
Salt Lake City, UT, Hospital Authority Rev. INFLOS, AMBAC,
ETM (Intermountain Health Care), 9.616%, 2020 (c)(v)                       600,000         602,088
Shelby County, TN, Educational & Hospital Facilities Board
Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)                     625,000         710,213
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)                      315,000         355,758
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6.25%, 2018 (c)                      185,000         208,937
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6.375%, 2019 (c)                     375,000         426,128
South Carolina Jobs & Economic Development Authority Rev.
(Bon Secours Health Systems, Inc.), "A", 5.625%, 2030                      710,000         738,471
South Carolina Jobs & Economic Development Authority,
Hospital Facilities Rev. (Palmetto Health Alliance),
6.25%, 2031                                                                835,000         895,087
South Carolina Medical University, Hospital Facilities Rev.,
"A", MBIA, 5%, 2031                                                        685,000         700,330
South Dakota Health & Education Facilities Authority Rev.
(Prairie Lakes Health Care System), 5.625%, 2032                           670,000         685,537
Southwestern Illinois Development Authority Rev. (Anderson
Hospital), 5.5%, 2020                                                       60,000          62,066
Southwestern Illinois Development Authority Rev. (Anderson
Hospital), 5.625%, 2029                                                    870,000         888,427
Springfield, TN, Health & Educational Facilities Rev.
(Northcrest Medical Center), 5.25%, 2018                                 1,400,000       1,373,876
Steubenville, OH, Hospital Authority Rev. (Trinity Health
Center), 6.5%, 2030                                                      1,300,000       1,411,020
Stillwater, OK, Medical Center Authority, 5.625%, 2023                   1,000,000       1,042,410
Tallahassee, FL, Health Facilities Rev. (Tallahassee
Memorial Healthcare), 6.25%, 2020                                        3,085,000       3,248,628
Texas Metro Health Facilities Development Corp., Metro
Health Facilities Development Rev. (Wilson N. Jones Memorial
Hospital), 7.2%, 2021                                                      700,000         726,705
Texas Metro Health Facilities Development Corp., Metro
Health Facilities Development Rev. (Wilson N. Jones Memorial
Hospital), 7.25%, 2031                                                   1,000,000       1,036,090
Tom Green County, TX, Health Facilities Rev. (Shannon Health
System), 6.75%, 2021                                                     1,250,000       1,343,350
Upper Illinois River Valley Development, Health Facilities
Rev. (Morris Hospital), 6.625%, 2031                                       600,000         648,132
Valley, AL, Special Care Facilities, Financing Authority
Rev. (Lanier Memorial Hospital), 5.6%, 2016                                600,000         599,100
Wapello County, IA, Hospital Authority Rev. (Ottumwa
Regional Health Center), 6.375%, 2031                                    1,500,000       1,569,195
Washington County, AR, Hospital Rev., Regional Medical
Center, "A", 5%, 2035                                                      250,000         243,655
Washington County, AR, Hospital Rev., Regional Medical
Center, "B", 5%, 2025                                                    1,000,000       1,004,850
Weirton, WV, Municipal Hospital Building, Commission Rev.
(Weirton Hospital Medical Center), 6.375%, 2031                          1,115,000       1,144,046
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center),
6.25%, 2032                                                              1,000,000       1,051,940
West Plains, MO, Industrial Development Authority Rev.
(Ozarks Medical Center), 6.75%, 2024                                       170,000         174,830
West Shore Pennsylvania, Hospital Authority Rev. (Holy
Spirit Hospital), 6.2%, 2026                                             1,250,000       1,321,800
Wichita, KS, Hospital Authority Rev. (Via Christi Health
System), 6.25%, 2020                                                     1,500,000       1,648,290
Wisconsin Health & Educational Facilities Authority Rev.
(Aurora Health Care, Inc.), 6.875%, 2030                                 1,000,000       1,133,360
Wisconsin Health & Educational Facilities Authority Rev.
(Aurora Health Care, Inc.), MBIA, 5.25%, 2017                            5,000,000       5,183,700
Wisconsin Health & Educational Facilities Authority Rev.
(Marshfield Clinic), "A", 5.375%, 2034                                     490,000         498,727
Yonkers, NY, Industrial Development Agency, Civic Facilities
Rev. (St. John's Riverside Hospital), 6.8%, 2016                           710,000         740,757
Yonkers, NY, Industrial Development Agency, Civic Facilities
Rev. (St. John's Riverside Hospital), "A", 7.125%, 2031                    490,000         509,046
Yonkers, NY, Industrial Development Agency, Civic Facilities
Rev. (St. Joseph's Hospital), "C", 6.2%, 2020                              750,000         742,005
                                                                                     -------------
                                                                                     $ 124,871,870
--------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 12.5%
--------------------------------------------------------------------------------------------------
Abilene, TX, Health Facilities Development Co., Retirement
Facilities Rev. (Sears Methodist Retirement), "A", 7%, 2033        $       345,000   $     369,909
Arizona Health Facilities Authority Rev. (The Terraces
Project), 7.75%, 2033                                                      750,000         843,173
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 7.75%, 2006                                   65,000          64,865
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 8.125%, 2016                               1,085,000       1,033,397
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 8.5%, 2026                                 2,405,000       2,250,118
Bridgeport, CT, Senior Living Facility Rev. (3030 Park
Retirement Community), 7.25%, 2035                                       1,020,000         861,268
Bucks County, PA, Industrial Development Authority Rev.
(Ann's Choice, Inc.), 6.125%, 2025                                         430,000         439,030
Cambria County, PA, Industrial Development Authority Rev.
(Beverly Enterprises, Inc.), 10%, 2012                                     400,000         477,396
Chester County, PA, Industrial Development Authority Rev.
(RHA Nursing Home), 8.5%, 2032                                             585,000         600,368
Clarion, PA, Industrial Development Authority Rev. (Beverly
Enterprises, Inc.), 7.5%, 2012                                           1,000,000       1,013,160
Colorado Health Facilities Authority Rev. (Covenant
Retirement Communities, Inc.), "B", 6.125%, 2033                         1,000,000       1,065,340
Colorado Health Facilities Authority Rev. (Evangelical
Lutheran), 6.9%, 2025                                                    3,000,000       3,366,240
Cumberland County, PA, Municipal Authority Rev. (Wesley),
"A", 7.25%, 2013 (c)                                                       720,000         859,262
Cumberland County, PA, Municipal Authority Rev. (Wesley),
"A", 7.25%, 2035                                                           280,000         298,872
Franklin County, OH, Healthcare Facilities Rev. (Ohio
Presbyterian), 7.125%, 2029                                              1,000,000       1,084,770
Fulton County, GA, Residential Care Facilities (Canterbury
Court), "A", 6.125%, 2034                                                  330,000         341,263
Greenville County, SC, Hospital Rev. (Chestnut Hill),
"A", 8%, 2015                                                            2,125,000       2,126,488
Hawaii Department of Budget & Finance, Special Purpose Rev.
(Kahala Nui Senior Living Community), 8%, 2033                             500,000         573,260
Illinois Finance Authority Rev. (Clare at Water Tower),
"A", 6%, 2025                                                              490,000         502,216
Illinois Finance Authority Rev. (Landing at Plymouth Place),
"A", 6%, 2037                                                              490,000         502,515
Iowa Finance Authority, Health Care Facilities Rev. (Care
Initiatives Project), 5.75%, 2018                                          895,000         878,863
Iowa Finance Authority, Health Care Facilities Rev. (Care
Initiatives Project), 9.25%, 2025                                        1,645,000       1,947,877
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village,
Inc.), 6.875%, 2032                                                        500,000         534,975
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village,
Inc.), "B", 6.25%, 2026                                                    500,000         507,965
Maine Health & Higher Educational Facilities Rev. (Piper
Shores), 7.5%, 2009 (c)                                                    800,000         863,480
Millbrae, CA, Residential Facilities Rev. (Magnolia of
Millbrae), "A", 7.375%, 2027                                             1,880,000       1,958,283
Montgomery County, PA, Higher Education & Health Authority
Rev. (AHF/Montgomery), 10.5%, 2020                                       2,175,000       2,178,632
Montgomery County, PA, Higher Education & Health Authority
Rev. (AHF/Montgomery), 6.875%, 2036                                      1,195,000       1,196,924
Montgomery County, PA, Industrial Development Authority Rev.
(Whitemarsh Continuing Care), 6.125%, 2028                                 250,000         262,385
Montgomery County, PA, Industrial Development Authority Rev.
(Whitemarsh Continuing Care), 6.25%, 2035                                  510,000         535,668
New Jersey Economic Development Authority Rev. (Courthouse
Convalescent Center), "A", 8.7%, 2014                                      650,000         650,761
New Jersey Economic Development Authority Rev. (Lions Gate),
"A", 5.875%, 2037                                                          310,000         315,775
New Jersey Health Care Facilities Financing Authority Rev.
(Cherry Hill), 8%, 2027                                                  1,000,000       1,030,980
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort
Norfolk Retirement Community), "A", 6%, 2025                               125,000         126,853
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort
Norfolk Retirement Community), "A", 6.125%, 2035                            90,000          91,356
Reedley, CA, COP (Mennonite Home), 7.5%, 2006 (c)                        2,705,000       2,799,080
Shelby County, TN, Health Educational Rev. (Germantown
Village), 7.25%, 2034                                                      820,000         870,856
Sterling, IL (Hoosier Care), 7.125%, 2034                                  710,000         673,187
Suffolk County, NY, Industrial Development Agency (Medford
Hamlet Assisted Living), 6.375%, 2039                                      500,000         492,270
Travis County, TX, Health Facilities Development Corp.,
Retirement Facilities Rev. (Querencia Barton Creek),
5.5%, 2025                                                                 460,000         449,461
Travis County, TX, Health Facilities Development Corp.,
Retirement Facilities Rev. (Querencia Barton Creek),
5.65%, 2035                                                                695,000         677,632
Washington County, FL, Industrial Development Authority Rev.
(Washington County), 10%, 2016                                             860,000         861,720
Wilkinsburg, PA, Municipal Authority Health Rev.
(Monroeville Christian/Judea), 8.25%, 2007 (c)                             980,000       1,043,622
                                                                                     -------------
                                                                                     $  39,621,515
--------------------------------------------------------------------------------------------------
Human Services - 2.7%
--------------------------------------------------------------------------------------------------
Cheneyville, LA, Westside Habilitation Center Rev.,
8.375%, 2013                                                       $     1,310,000   $   1,324,502
Iowa Finance Authority, Community Provider (Boys & Girls
Home), 6.25%, 2028                                                         500,000         473,275
Lehigh County, PA, General Purpose Authority (Kidspeace
Corp.), 6%, 2023                                                         3,000,000       2,819,190
New York City, NY, Industrial Development Agency, Civic
Facility Rev. (Special Needs Facilities), 6.5%, 2017                     1,030,000       1,057,995
New York City, NY, Industrial Development Agency, Civic
Facility Rev. (A Very Special Place), "A", 5.75%, 2029                   1,000,000         934,940
Orange County, FL, Health Facilities Authority Rev.
(GF/Orlando Healthcare Facilities), 8.75%, 2011                            510,000         540,080
Orange County, FL, Health Facilities Authority Rev.
(GF/Orlando Healthcare Facilities), 9%, 2031                             1,000,000       1,101,560
Osceola County, FL, Industrial Development Authority Rev.
(Community Provider), 7.75%, 2017                                          454,000         454,917
                                                                                     -------------
                                                                                     $   8,706,459
--------------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 5.9%
--------------------------------------------------------------------------------------------------
Alliance Airport Authority, Inc., TX, Special Facilities
Rev. (AMR Corp.), 7.5%, 2029                                       $       965,000   $     931,495
Dallas Fort Worth, TX, International Airport Facility
Improvement Corp. (American Airlines, Inc.), 7.25%, 2030                 2,515,000       2,362,214
Dallas Fort Worth, TX, International Airport Facility
Improvement Corp. (American Airlines, Inc.), 6.375%, 2035                4,040,000       3,368,067
Houston, TX, Airport Systems Rev., Special Facilities
(Continental, Inc.), "E", 6.75%, 2029                                    1,700,000       1,722,865
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.),
7.5%, 2024                                                                 850,000         908,608
New Jersey Economic Development Authority (Continental
Airlines, Inc.), 7.2%, 2030                                              1,595,000       1,606,835
New Jersey Economic Development Authority, Special
Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029                  505,000         492,774
New York City, NY, Industrial Development Agencies Rev.
(Continental Airlines, Inc.), 7.25%, 2008                                  160,000         161,776
New York City, NY, Industrial Development Agencies Rev.
(Continental Airlines, Inc.), 8%, 2012                                     300,000         308,013
New York City, NY, Industrial Development Agency Rev.
(American Airlines, Inc.), 7.625%, 2025                                  4,025,000       4,410,394
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines,
Inc.), "B", 5.65%, 2035                                                     40,000          39,837
Tulsa, OK, Municipal Airport Trust Rev. (AMR Corp.),
"B", 6%, 2035                                                            2,500,000       2,508,550
                                                                                     -------------
                                                                                     $  18,821,428
--------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 0.3%
--------------------------------------------------------------------------------------------------
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC
Corp.), 5.6%, 2035                                                 $       985,000   $   1,028,567
--------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 3.7%
--------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid
Waste Disposal Rev. (Browning Ferris, Inc.), "A", 5.8%, 2016       $     1,000,000   $     974,310
California Statewide Community Development Authority, Solid
Waste Facilities Rev. (Republic Services, Inc.), "A",
4.95%, 2012                                                              1,000,000       1,025,910
Gloucester County, NJ, Solid Waste Resource Recovery Rev.
(Waste Management, Inc.), 6.85%, 2029                                      850,000         926,424
Gulf Coast Waste Disposal Authority, TX, (Waste Mangement of
Texas), "A", 5.2%, 2028                                                    445,000         444,422
Henrico County, VA, Industrial Development Authority Rev.
(Browning Ferris, Inc.), 5.45%, 2014                                     1,750,000       1,688,085
Illinois Development Finance Authority, Solid Waste Disposal
Rev. (Waste Management, Inc.), 5.85%, 2007                               4,500,000       4,556,835
Nevada Department of Business Rev. (Republic Services,
Inc.), 5.625%, 2026                                                        750,000         801,780
New Morgan, PA, Industrial Development Authority, Solid
Waste Disposal Rev. (New Morgan Landfill Co., Inc./Browning
Ferris, Inc.), 6.5%, 2019                                                1,000,000       1,004,220
State of New Hampshire Business Finance Authority Solid Wast
Disposal, Rev., 5.2%, 2027                                                 445,000         445,000
                                                                                     -------------
                                                                                     $  11,866,986
--------------------------------------------------------------------------------------------------
Industrial Revenue - Metals - 0.2%
--------------------------------------------------------------------------------------------------
Mobile County, AL, Industrial Development Authority Rev.
(Ipsco, Inc.), 6.875%, 2030                                        $       650,000   $     689,774
--------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 5.1%
--------------------------------------------------------------------------------------------------
Gulf Coast, TX, Industrial Development Authority (Valero
Energy Corp.), 5.6%, 2031                                          $     1,750,000   $   1,796,848
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.),
6.65%, 2032                                                              1,000,000       1,083,170
Hardeman County, TN, Correctional Facilities Rev.,
7.75%, 2017                                                              2,220,000       2,291,440
Madison County, FL, Rev. (Twin Oaks Project), "A", 6%, 2025                565,000         576,554
New Jersey Economic Development Authority, Economic
Development Rev. (Holt Hauling & Warehousing),
8.4%, 2015 (q)                                                           1,000,000         910,000
New Jersey Economic Development Authority, Economic
Development Rev. (Holt Hauling & Warehousing),
8.6%, 2017 (q)                                                           1,000,000         910,000
Park Creek Metropolitan District, CO, Rev., Custodial
Receipts, CR-1, 7.875%, 2032 (a)                                         1,270,000       1,400,886
Park Creek Metropolitan District, CO, Rev., Custodial
Receipts, CR-2, 7.875%, 2032 (a)                                           580,000         639,775
Pennsylvania Economic Development Financing Authority,
Finance Authority Facilities Rev. (Amtrak), "A", 6.25%, 2031             2,000,000       2,116,740
Philadelphia, PA, Industrial Development Authority Rev.
(Host Marriott LP), 7.75%, 2017                                          3,255,000       3,275,441
Port Corpus Christi, TX, Industrial Development Authority
Rev. (Citgo Petroleum Corp.), 8.25%, 2031                                  700,000         732,480
Tooele County, UT, Hazardous Waste Treatment Rev. (Union
Pacific Corp.), 5.7%, 2026                                                 385,000         402,379
                                                                                     -------------
                                                                                     $  16,135,713
--------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 6.4%
--------------------------------------------------------------------------------------------------
Bedford County, VA, Industrial Development Authority Rev.
(Nekoosa Packaging), "A", 6.55%, 2025                              $     1,000,000   $   1,029,080
Butler, AL, Industrial Development Board, Solid Waste
Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028                         155,000         151,733
Columbus County, NC, Industrial Facilities & Pollution
Control Financing Authority (International Paper, Co.),
"A", 6.15%, 2021                                                         5,000,000       5,145,450
Delta County, MI, Economic Development Corp., Environmental
Improvements Rev. (Mead Westvaco Escanaba), "A",
6.25%, 2012 (c)                                                          1,000,000       1,127,650
Delta County, MI, Economic Development Corp., Environmental
Improvements Rev. (Mead Westvaco Escanaba), "B",
6.45%, 2012 (c)                                                            500,000         564,845
Effingham County, GA, Development Authority, Solid Waste
Disposal Rev. (Fort James), 5.625%, 2018                                   850,000         834,224
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024           3,335,000       3,730,064
Lowndes County, MS, Solid Waste Disposal & Pollution Control
Rev. (Weyerhaeuser Co.), 6.8%, 2022                                      2,000,000       2,357,720
Navajo County, AZ, Industrial Development Authority (Stone
Container Corp.), 7.2%, 2027                                               880,000         910,870
Onondaga County, NY, Industrial Development Authority Rev.,
Solid Waste Disposal Rev. (Solvay Paperboard LLC),
6.8%, 2014                                                               1,000,000       1,045,480
West Point, VA, Industrial Development Authority, Solid
Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 2019                      1,815,000       1,815,472
West Point, VA, Industrial Development Authority, Solid
Waste Disposal Rev. (Chesapeake Corp.), "A", 6.375%, 2019                  700,000         700,357
York County, SC, Pollution Control Rev. (Bowater, Inc.),
"A", 7.4%, 2010                                                            830,000         831,942
                                                                                     -------------
                                                                                     $  20,244,887
--------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.9%
--------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev.,
East Valley Tourist (Cabazon Casino), "A", 9.25%, 2020 (a)         $     1,155,000   $   1,259,504
Mississippi Development Bank, Special Obligation (Diamond
Lakes Utilities), 6.25%, 2017                                            1,000,000       1,019,140
New York City, NY, City Industrial Development Agency Rev.,
Liberty IAC/InterActiveCorp, 5%, 2035                                      620,000         605,331
                                                                                     -------------
                                                                                     $   2,883,975
--------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 2.3%
--------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises,
Inc.), "A", 6.6%, 2021                                             $       400,000   $     422,372
Austin, TX, Convention Center (Convention Enterprises,
Inc.), "A", 6.7%, 2028                                                     600,000         634,236
Baltimore, MD, Convention Center Hotel Rev., "B",
5.875%, 2039                                                               295,000         308,074
Cleveland Cuyahoga County, OH, Port Authority Rev.
(Cleveland City), "B", 4.5%, 2030                                        1,320,000       1,287,766
Cleveland-Cuyahoga County, OH, Port Authority Rev.
(Fairmount), "B", 5.125%, 2025                                             190,000         191,923
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Myers
University), "E", 5.6%, 2025                                               135,000         139,714
Dayton Montgomery County, OH, Port Authority Rev. (Parking
Garage), 6.125%, 2024                                                    1,130,000       1,219,440
Gallery Certificate Trust, PA, Parking Rev., FSA,
4.5%, 2013 (a)                                                             785,000         770,493
San Antonio, TX, Convention Center, Hotel Financial Corp.,
Contract Rev. (Empowerment Zone), "A", AMBAC, 5%, 2034                     695,000         702,096
Southwestern Illinois Development Authority Rev., Solid
Waste Disposal Rev., 5.9%, 2014                                            310,000         312,359
Summit County, OH, Port Authority Building (Seville), "A",
5.1%, 2025                                                                 205,000         206,620
Summit County, OH, Port Authority Building (Twinsburg
Township), "D", 5.125%, 2025                                               160,000         161,619
Summit County, OH, Port Authority Building (Workforce Policy
Board), "F", 4.875%, 2025                                                  915,000         907,589
Toledo Lucas County, OH, Port Authority Development Rev.
(Northwest Ohio Bond Fund), "C", 5.125%, 2025                               90,000          89,285
                                                                                     -------------
                                                                                     $   7,353,586
--------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 5.0%
--------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-family Rev.
(Andrews Place II Apartments), FSA, 5%, 2035                       $       210,000   $     210,431
Bay County, FL, Housing Finance Authority, Multi-family Rev.
(Andrews Place II Apartments), FSA, 5.1%, 2046                             390,000         390,796
Bexar County TX, Multi-Family Housing Rev. (American
Opportunity Housing), "A", MBIA, 5.7%, 2021                              1,250,000       1,296,813
Charter Mac Equity Issuer Trust, 7.1%, 2009                              1,000,000       1,075,980
Charter Mac Equity Issuer Trust, 6%, 2019 (a)                            2,000,000       2,153,680
Eaglebend, CO, Affordable Housing Corp., Multi-Family Rev.
(Housing Project), "A", 6.4%, 2017                                       1,000,000         997,390
Florida Multi-Family Housing Finance Agency Rev. (Center
Court Apartments), 8.5%, 2006 (c)                                          830,000         852,601
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039 (a)                     1,000,000       1,024,770
GMAC Municipal Mortgage Trust, "C-1", 5.7%, 2040 (a)                       500,000         495,990
Indianapolis, IN, Multi-Family Rev. (Cambridge Station
Apartments II), FNMA, 5.25%, 2039                                          465,000         469,529
Metropolitan Government of Nashville & Davidson County, TN,
Health & Educational & Housing Facilities Board Rev.
(Berkshire Place), GNMA, 6%, 2023                                          500,000         520,525
Munimae, TE, Bond Subsidiary LLC, 6.875%, 2009                           2,000,000       2,138,840
Munimae, TE, Bond Subsidiary LLC, 5.4%, 2049 (a)                         1,000,000         996,610
North Charleston, SC, Housing Authority Rev. (Horizon
Village), "A", GNMA, 5.15%, 2048                                           445,000         431,601
San Bernardino County, CA (Equity Residential/Redlands),
"A", 5.2%, 2029                                                          2,000,000       2,040,180
Seattle, WA, Housing Authority Rev., Capped Fund Program
(High Rise Rehab), "I", FSA, 5%, 2025                                      670,000         664,231
                                                                                     -------------
                                                                                     $  15,759,967
--------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.2%
--------------------------------------------------------------------------------------------------
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street
Redevelopment), 5.2%, 2020                                         $       500,000   $     495,795
--------------------------------------------------------------------------------------------------
Single Family Housing - Local - 2.6%
--------------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015        $        55,000   $      12,675
Corpus Christi, TX, Housing Finance Authority Rev.,
"B", 0%, 2011                                                            2,580,000       1,555,353
Dallas, TX, Housing Finance Corp., Single Family Mortgage
Rev., MBIA, 0%, 2016                                                     2,820,000         967,880
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
6.625%, 2023                                                               285,000         292,755
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
6.75%, 2030                                                                425,000         440,105
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
6.3%, 2032                                                                 735,000         762,563
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", FNMA, 5.55%, 2037                                                   1,000,000       1,059,470
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 6.45%, 2029                                                     450,000         461,210
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 5.65%, 2037                                                     780,000         820,755
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-1", GNMA, 5.75%, 2037                                                   280,000         296,103
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-5", GNMA, 5.9%, 2037                                                    205,000         221,449
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
Mortgage Backed Securities Program, "A-2", GNMA, 5.6%, 2029                725,000         768,674
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
Mortgage Backed Securities Program, "A-2",GNMA, 5.75%, 2037                555,000         587,967
                                                                                     -------------
                                                                                     $   8,246,959
--------------------------------------------------------------------------------------------------
Single Family Housing - State - 2.7%
--------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2",
7.15%, 2014                                                        $         8,000   $       8,143
Colorado Housing & Finance Authority Rev., "A-2", AMBAC,
6.6%, 2028                                                                 365,000         375,424
Colorado Housing & Finance Authority Rev., "C-2",
5.9%, 2023                                                                 200,000         207,890
Colorado Housing & Finance Authority Rev., "C-2", FHA,
6.6%, 2032                                                                 200,000         206,140
Colorado Housing & Finance Authority Rev., "C-3", FHA,
6.375%, 2033                                                                90,000          92,079
Colorado Housing & Finance Authority Rev., "D-2",
6.9%, 2029                                                                 430,000         443,898
Georgia Housing & Finance Authority Rev., 5.65%, 2021                    2,490,000       2,536,015
Louisiana Housing Finance Agency, Single Family Mortgage
Rev., GNMA, 6.4%, 2032                                                     160,000         162,304
Minnesota Housing Finance Agency Rev., Residential Housing
Finance, "B", 4.8%, 2023                                                   225,000         226,114
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032                       330,000         338,514
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032                       170,000         175,617
Nebraska Investment Finance Authority Single Family Mortgage
Rev., 0%, 2015                                                           5,900,000       2,509,801
Nebraska Investment Finance Authority, "C", GNMA,
6.25%, 2021                                                                460,000         472,213
New Hampshire Housing Finance Authority Rev., "B",
5.875%, 2030                                                               100,000         100,743
Texas Affordable Housing Corp., Single Family Mortgage Rev.,
"B", 5.25%, 2039                                                           745,000         766,225
                                                                                     -------------
                                                                                     $   8,621,120
--------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.7%
--------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority Rev.,
Resource Recovery Facilities, (American Ref-fuel), "A",
6.5%, 2008                                                         $     1,600,000   $   1,653,392
Massachusetts Development Finance Agency Rev. (Ogden
Haverhill Associates), 6.7%, 2014                                          725,000         790,511
Massachusetts Industrial Finance Agency, Resource Recovery
Rev. (Ogden Haverhill Associates), 5.6%, 2019                            2,850,000       2,942,568
                                                                                     -------------
                                                                                     $   5,386,471
--------------------------------------------------------------------------------------------------
State & Local Agencies - 1.9%
--------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission, Building Rev.,
RITES, FGIC, 9.307%, 2016 (v)(z)                                   $     1,300,000   $   1,519,570
Chicago, IL, Public Building Commission, Building Rev.,
RITES, FGIC, 9.307%, 2017 (v)(z)                                         1,050,000       1,232,364
College Park, GA, Industrial Development Authority Rev.
(Civic Center), AMBAC, 5.75%, 2010 (c)                                   1,000,000       1,098,300
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "B", 5.375%, 2010 (c)                         2,000,000       2,125,660
                                                                                     -------------
                                                                                     $   5,975,894
--------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.2%
--------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev.,
7.95%, 2030                                                        $       650,000   $     680,713
--------------------------------------------------------------------------------------------------
Tax - Other - 1.8%
--------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5.625%, 2021                      $       250,000   $     252,038
Dade County, FL, Special Obligations Rev., Capital
Appreciation Bond, "B", AMBAC, 0%, 2008 (c)                             15,080,000       3,085,217
New Jersey Economic Development Authority Rev. Cigarette
Tax, 5.5%, 2024                                                            340,000         354,236
New Jersey Economic Development Authority Rev. Cigarette
Tax, 5.75%, 2029                                                           615,000         651,814
New Jersey Economic Development Authority Rev. Cigarette
Tax, 5.5%, 2031                                                            270,000         280,390
New Jersey Economic Development Authority Rev. Cigarette
Tax, 5.75%, 2034                                                           410,000         432,009
Virgin Islands Public Finance Authority Rev., 6%, 2006                     250,000         252,033
Virgin Islands Public Finance Authority Rev., "E",
5.875%, 2018                                                               500,000         524,575
                                                                                     -------------
                                                                                     $   5,832,312
--------------------------------------------------------------------------------------------------
Tax Assessment - 5.3%
--------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev.
(Pittsburgh Mills), 5.1%, 2014                                     $       235,000   $     241,357
Allegheny County, PA, Redevelopment Authority Rev.
(Pittsburgh Mills), 5.6%, 2023                                             150,000         156,594
Arborwood Community Development District, Florida Capital
Improvement Rev. (Master Infrastructure Projects), "A",
5.35%, 2036                                                                630,000         624,229
Arborwood Community Development District, Florida Capital
Improvement Rev. (Master Infrastructure Projects), "B",
5.1%, 2014                                                                 250,000         246,790
Atlanta, GA, Tax Allocation (Eastside Project), "B",
5.6%, 2030                                                                 815,000         830,461
Atlanta, GA, Tax Allocation (Princeton Lakes Project),
5.5%, 2031                                                                 555,000         555,216
Capital Region Community Development District, FL, Capital
Improvement Rev., "B", 5.95%, 2006                                          65,000          65,000
Chicago IL, Ryan Garfield Tax Increment Allocation,
10.125%, 2007                                                              425,000         424,928
Concord Station Community Development District, FL, Capital
Improvement Rev., 5%, 2015                                                 290,000         286,317
Concorde Estates Community Development District, FL, Capital
Improvement Rev., "B", 5%, 2011                                            620,000         617,880
Fishhawk Community Development District, FL, 5.125%, 2009                  740,000         737,380
Katy, TX, Development Authority Rev., 5.8%, 2011                           825,000         849,024
Katy, TX, Development Authority Rev., "B", 6%, 2018                        925,000         952,898
Killarney, FL, Community Development District, "B",
5.125%, 2009                                                               375,000         373,673
Lakes by the Bay South Community Development District, FL,
Special Assessment, "B", 5.3%, 2009                                      1,025,000       1,022,479
Lancaster County, SC, Assessment Rev. (Sun City Carolina
Lakes), 5.45%, 2037                                                        110,000         111,112
Markham, IL, Tax Increment Rev., 9%, 2012                                  935,000         936,992
Middle Village Community Development District, FL, Special
Assessment, "B", 5%, 2009                                                  395,000         394,317
New Port Tampa Bay Community Development District, FL,
Special Assessment, "B", 5.3%, 2012                                        440,000         436,753
North Springs Improvement District, FL, Special Assessment
Rev. (Parkland Golf Country Club), "B-1", 5.125%, 2015                     350,000         346,021
North Springs Improvement District, FL, Special Assessment
Rev. (Parkland Golf Country Club), "B-2", 5.125%, 2015                     165,000         163,228
Old Palm Community Development District, FL, Special
Assessment (Palm Beach Gardens), "A", 5.9%, 2035                           250,000         255,825
Old Palm Community Development District, FL, Special
Assessment (Palm Beach Gardens), "B", 5.375%, 2014                         360,000         361,354
Panther Trace, FL, Community Development District Rev., "B",
5%, 2010                                                                   980,000         972,954
Parkway Center, FL, Community Development District Rev.,
"B", 5.625%, 2014                                                        1,260,000       1,271,718
Paseo, FL, Community Development District, "B",
4.875%, 2010                                                               505,000         498,076
Preserve at Wilderness Lake, FL, Community Development
District, Capital Improvement, "B", 5%, 2009                               185,000         184,649
Prince George's County, MD, Special Obligations (National
Harbor Project), 5.2%, 2034                                                245,000         242,935
Reunion East Community Development District, FL, Special
Assessment, 5.9%, 2007                                                     100,000         100,226
Sterling Hill Community Development District, FL, Capital
Improvement Rev., 5.5%, 2010                                               350,000         350,228
Tuscany Reserve Community Development District, FL, "B",
5.25%, 2016                                                                510,000         509,352
Villasol Community Development District, FL, Special
Assessment Rev., "B", 5.375%, 2008                                         365,000         365,018
Watergrass Community Development District, FL, Special
Assessment Rev., "B", 4.875%, 2010                                         935,000         926,931
West Villages Improvement District, FL, Rev. (Special
Assessment - Unit of Development No. 3), 5.5%, 2037                        480,000         481,536
                                                                                     -------------
                                                                                     $  16,893,451
--------------------------------------------------------------------------------------------------
Tobacco - 6.3%
--------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027       $     4,065,000   $   4,288,169
California County, CA, Tobacco Securitization Corp., Tobacco
Settlement, L.A. County, "A", 0%, 2041                                     485,000         376,627
California Statewide Financing Authority, Tobacco
Settlement, 5.625%, 2029                                                 1,775,000       1,833,344
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
"A", 0%, 2050                                                            4,000,000         261,720
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
"B", 0%, 2055                                                            4,000,000         138,680
District of Columbia, Tobacco Settlement, 6.25%, 2024                    1,150,000       1,218,678
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement, 7.8%, 2042                                                   1,000,000       1,184,840
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement, "A", 5%, 2021                                                  720,000         724,486
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement, "A-1", 6.25%, 2033                                             785,000         853,075
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement, "A-1", 6.625%, 2040                                            125,000         138,154
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev.,
Asset Backed, "B", 5.3%, 2011 (c)                                        2,000,000       2,124,740
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev.,
Asset Backed, "B", 0% to 2007, 5.6% to 2034                              1,635,000       1,521,237
Louisiana Tobacco Settlement Authority, 5.5%, 2030                       1,435,000       1,489,071
New Jersey Tobacco Settlement Authority, 5.75%, 2032                       950,000         985,720
Rockland Tobacco Asset Securitization Corp., NY, Tobacco
Asset Backed, "C", 0%, 2060                                             11,045,000         191,631
South Carolina Tobacco Settlement Authority, 6.375%, 2028                1,075,000       1,148,562
South Carolina Tobacco Settlement Authority, "B", 6%, 2022               1,260,000       1,319,321
Tobacco Settlement Financing Corp., 5.625%, 2037                            50,000          51,094
Tobacco Settlement Financing Corp., 7%, 2041                                15,000          17,047
Washington Tobacco Settlement Authority, 6.5%, 2026                        155,000         168,611
                                                                                     -------------
                                                                                     $  20,034,807
--------------------------------------------------------------------------------------------------
Toll Roads - 1.0%
--------------------------------------------------------------------------------------------------
E-470 Public Highway Authority, Colorado Rev., Capital
Appreciation, "B", MBIA, 0%, 2027                                  $     4,115,000   $   1,370,048
Niagara Falls, NY, Bridge Commission, Toll Rev., RITES,
FGIC, 6.476%, 2015 (v)(z)                                                1,500,000       1,728,810
                                                                                     -------------
                                                                                     $   3,098,858
--------------------------------------------------------------------------------------------------
Transportation - Special Tax - 2.8%
--------------------------------------------------------------------------------------------------
Missouri Highways & Transportation Commission, State Road
Rev., "A", 5.625%, 2018                                            $     4,500,000   $   4,804,830
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola
Transit Co.), ETM, 11.5%, 2012 (c)                                       2,900,000       3,954,585
                                                                                     -------------
                                                                                     $   8,759,415
--------------------------------------------------------------------------------------------------
Universities - Colleges - 2.9%
--------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A.
College of Chiropractic), 5.6%, 2017                               $       750,000   $     723,165
Houston, TX, Community College Systems, MBIA,
7.875%, 2025                                                             2,500,000       3,002,850
Illinois Educational Facilities Authority Rev. (Augustana
College), "A", 5.625%, 2022                                                400,000         420,032
Illinois Finance Authority Rev. (Illinois Institute of
Technology), "A", 5%, 2036                                                 480,000         481,469
Louisiana State University (Health Sciences Center Project),
MBIA, 6.375%, 2031                                                       2,500,000       2,735,625
Private Colleges & Universities Authority, GA, Rev. (Mercer
University Project), "A", 5.375%, 2029                                     240,000         244,438
Savannah, GA, Economic Development Authority Rev. (College
of Art & Design, Inc.), 6.5%, 2009 (c)                                     625,000         683,363
University of Arkansas, University Rev. (UAMS Campus), "B",
MBIA, 5%, 2034                                                             300,000         309,210
University of Colorado Enterprise Systems Rev., Refunding &
Improvement, FGIC, 5%, 2030                                                635,000         656,031
                                                                                     -------------
                                                                                     $   9,256,183
--------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 1.1%
--------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev.
(Escondido Charter High School), 7.5%, 2023                        $       570,000   $     604,246
California Statewide Communities, Development Authority Rev.
(Escondido Charter High School), 7.5%, 2036                              1,000,000       1,056,770
Maryland Industrial Development Financing Authority,
Economic Development Authority Rev., (Our Lady of Good
Council), "A", 6%, 2035                                                    150,000         158,601
Michigan Municipal Bond Authority Rev. (YMCA Service
Learning Academy), 7.625%, 2021                                          1,000,000       1,061,590
Pima County, AZ, Industrial Development Authority Education
Rev. (Arizona Charter Schools), "C", 6.75%, 2031                           500,000         519,175
                                                                                     -------------
                                                                                     $   3,400,382
--------------------------------------------------------------------------------------------------
Utilities - Cogeneration - 2.0%
--------------------------------------------------------------------------------------------------
Alaska Industrial Development Export Authority, Power Rev.,
Upper Lynn Canal Regional Power, 5.8%, 2018                        $       830,000   $     799,240
Carbon County, PA, Industrial Development Authority Rev.
(Panther Creek Partners), 6.65%, 2010                                    2,055,000       2,160,545
Klamath Falls, OR, Electric Rev. (Klamath Cogeneration),
6%, 2025                                                                 2,260,000       1,810,486
Pennsylvania Economic Development Financing Authority Rev.,
Resources Recovery Rev. (Colver), "G", 5.125%, 2015                        350,000         341,474
Pennsylvania Economic Development Financing Authority Rev.,
Resources Recovery Rev. (Northampton Generating),
6.4%, 2009                                                                 350,000         347,498
Pennsylvania Economic Development Financing Authority Rev.,
Resources Recovery Rev. (Northampton Generating),
6.5%, 2013                                                               1,000,000         986,720
                                                                                     -------------
                                                                                     $   6,445,963
--------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 10.0%
--------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Authority Texas Rev. (Reliant
Energy, Inc.), "A", 5.375%, 2019                                   $       500,000   $     506,585
Brazos River Authority, TX, Authority Texas Rev. (Reliant
Energy, Inc.), "B", AMBAC, 5.125%, 2020                                  2,000,000       2,065,660
Brazos River Authority, TX, Pollution Control Rev. (Texas
Utility Co.), "B", 6.3%, 2032                                              315,000         341,586
Brazos River Authority, TX, Pollution Control Rev. (Texas
Utility Co.), "C", 6.75%, 2038                                             715,000         793,421
Calcasieu Parish, LA, Industrial Development Board,
Pollution Control Rev. (Entergy Gulf States, Inc.),
5.45%, 2010                                                              1,250,000       1,268,125
Clark County, NV, Industrial Development Rev. (Southwest Gas
Corp.), "A", AMBAC, 4.85%, 2035                                          1,055,000       1,032,296
Connecticut Development Authority, Pollution Control Rev.
(Connecticut Light & Power Co.), 5.85%, 2028                             2,000,000       2,110,540
Connecticut Development Authority, Pollution Control Rev.
(Connecticut Light & Power Co.), 5.95%, 2028                             2,270,000       2,389,901
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), 5.8%, 2022                                                     2,105,000       2,134,344
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), "A", 6.3%, 2016                                                2,195,000       2,275,513
Forsyth, MT, Pollution Control Rev. (Northwestern Corp.),
AMBAC, 4.65%, 2023                                                         970,000         967,653
Forsyth, MT, Pollution Control Rev. (Portland General),
5.2%, 2033                                                                 230,000         235,828
Matagorda County, TX (Centerpoint Energy), 5.6%, 2027                    1,500,000       1,544,610
Matagorda County, TX, Pollution Control Rev. (Reliant
Energy), 5.95%, 2030                                                     1,655,000       1,692,204
Mecklenburg County, VA, Industrial Development Authority
Rev. (UAE Mecklenburg LP), 6.5%, 2017                                      800,000         871,416
New Hampshire Business Finance Authority, Pollution Control
Rev. (Public Service of New Hampshire), 6%, 2021                         1,000,000       1,037,650
Ohio Air Quality Development Authority, Pollution Control
Rev. (Cleveland Electric), "B", 6%, 2020                                 3,000,000       3,116,700
Pima County, AZ, Industrial Development Authority Rev.
(Tucson Electric Power Co.), "A", 6.1%, 2025                               650,000         652,665
Pittsylvania County, VA, Industrial Development Authority
Rev., 7.5%, 2014                                                         3,000,000       3,046,020
Port Morrow, OR, Pollution Control Rev. (Portland General
Electric), 5.2%, 2033                                                      550,000         566,885
Trinity River Authority, TX, Pollution Control Rev. (TXU
Electric Co.), 6.25%, 2028                                                 500,000         540,335
West Feliciana Parish, LA, Pollution Control Rev. (Gulf
States Utilities Co.), 5.8%, 2015                                        1,500,000       1,510,170
West Feliciana Parish, LA, Pollution Control Rev. (Gulf
States Utilities Co.), 5.8%, 2016                                        1,000,000       1,005,150
                                                                                     -------------
                                                                                     $  31,705,257
--------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 2.4%
--------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, Power Systems
Rev., "B", 5.55%, 2014                                             $     2,150,000   $   2,267,992
North Carolina Municipal Power Agency (Catawba Electric
Rev.), "B", 6.5%, 2020                                                   2,000,000       2,178,040
Seattle, WA, Municipal Light & Power Rev., 5.625%, 2017                  3,000,000       3,201,990
Southern California Public Power Authority (Transmission
Project Rev.), RIBS, 8.167%, 2012 (v)                                      100,000         100,296
                                                                                     -------------
                                                                                     $   7,748,318
--------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 2.6%
--------------------------------------------------------------------------------------------------
Everett, WA, Water & Sewer Rev., MBIA, 5%, 2027                    $       280,000   $     290,564
Louisville & Jefferson, KY, District Sewer & Drain System,
"A", FGIC, 5.25%, 2037                                                     865,000         917,367
Magnolia, TX, Water & Sewer System Rev., 5.15%, 2031                       205,000         205,139
Mississippi Development Bank Special Obligations, Grenada,
MS, Water & Sewer Systems Project, "N", FSA, 5%, 2030                      710,000         731,840
New York City, NY, Municipal Water & Sewer Finance Authority
Rev., 5.5%, 2010 (c)                                                     5,000,000       5,393,450
Upland, CA, Public Financing Authority Rev., Water Systems
Improvement, AMBAC, 5%, 2033                                               850,000         867,366
                                                                                     -------------
                                                                                     $   8,405,726
--------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $421,723,359)                              $ 446,965,162
--------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.1%
--------------------------------------------------------------------------------------------------
New Castle, PA, Area Hospital Authority (Jameson Memorial
Hospital), 3.9%, due 5/03/06, at Identified Cost                   $       125,000   $     125,000
--------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $421,848,359) (k)                              $ 447,090,162
--------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 3.4%                                                   10,787,712
--------------------------------------------------------------------------------------------------
  PREFERRED SHARES (ISSUED BY THE TRUST) - (44.1)%                                   $(140,059,172)
--------------------------------------------------------------------------------------------------
  NET ASSETS APPLICABLE TO COMMON SHARES - 100.0%                                    $ 317,818,702
--------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS
                       NOTIONAL PRINCIPAL                          CASH FLOWS       UNREALIZED
                           AMOUNT OF         CASH FLOWS PAID       RECEIVED BY      APPRECIATION
EXPIRATION CURRENCY         CONTRACT           BY THE FUND          THE FUND        (DEPRECIATION)
--------------------------------------------------------------------------------------------------
08/29/2016  USD            $45,000,000       Fixed - 10 Year    Floating - 7 Day        $616,718
                                              BMA Swap Index     BMA Swap Index
                                                (3.927%)
05/16/2018  USD            $25,000,000       Fixed - 12 Year    Floating - 7 Day         789,943
                                              BMA Swap Index     BMA Swap Index
                                                (3.797%)
--------------------------------------------------------------------------------------------------
                                                                                      $1,406,661
--------------------------------------------------------------------------------------------------

At April 30, 2006 the trust had sufficient cash and/or securities to cover any commitments under these derivative contracts.
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,741,708, representing 2.8% of net assets applicable to common shares.
(c) Refunded bond.
(k) As of April 30, 2006, the trust held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $446,965,162 and 99.97% of market value provided by an independent pricing service using an evaluated bid.
(q) Interest received was less than stated coupon rate.
(v) Inverse floating rate security.
(z) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities subsequently are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The trust holds the following restricted securities:

                                                                                            TOTAL % OF
                                                                                            NET ASSETS
                                            ACQUISITION    ACQUISITION       CURRENT      APPLICABLE TO
RESTRICTED SECURITIES                          DATE           COST        MARKET VALUE    COMMON SHARES
-------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport
Rev., RITES, XLCA, 7.417%, 2022              8/21/2003     $1,599,510      $1,740,528
Chicago, IL, Public Building Commission,
Building Rev., RITES, FGIC, 9.307%, 2016     3/11/1999      1,403,610       1,519,570
Chicago, IL, Public Building Commission,
Building Rev., RITES, FGIC, 9.307%, 2017     3/11/1999      1,123,542       1,232,364
Niagara Falls, NY, Bridge Commission,
Toll Rev., RITES, FGIC, 6.476%, 2015         5/21/1999      1,609,680       1,728,810
-------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                $6,221,272              2.0%
-------------------------------------------------------------------------------------------------------

The following abbreviations are used in the Portfolio of Investments and are defined:

BMA         Bond Market Assn.
COP         Certificate of Participation
ETM         Escrowed to Maturity

Insurers
AMBAC       AMBAC Indemnity Corp.
FGIC        Financial Guaranty Insurance Co.
FHA         Federal Housing Administration
FNMA        Federal National Mortgage Assn.
FSA         Financial Security Assurance, Inc.
GNMA        Government National Mortgage Assn.
MBIA        MBIA Insurance Corp.
PSF         Permanent School Fund
XLCA        XL Capital Insurance Co.

Inverse Floaters
INFLOS      Inverse Floating Security
RIBS        Residual Interest Bonds
RITES       Residual Interest Tax-Exempt Security

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your trust's balance sheet, which details the assets and liabilities comprising the total value of the trust.

AT 4/30/06
ASSETS
------------------------------------------------------------------------------------------
Investments, at value (identified cost, $421,848,359)         $447,090,162
Cash                                                             2,147,036
Receivable for investments sold                                  2,548,197
Interest receivable                                              8,360,383
Unrealized appreciation on interest rate swap agreements         1,406,661
Other assets                                                         2,180
------------------------------------------------------------------------------------------
Total assets                                                                  $461,554,619
------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------
Payable to dividend disbursing agent - common shares              $162,873
Payable for investments purchased                                3,228,281
Payable to affiliates
  Management fee                                                    29,101
  Transfer agent and dividend disbursing costs                      19,556
  Administrative services fee                                          767
Payable for independent trustees' compensation                     128,844
Accrued expenses and other liabilities                             107,323
------------------------------------------------------------------------------------------
Total liabilities                                                               $3,676,745
------------------------------------------------------------------------------------------
PREFERRED SHARES
------------------------------------------------------------------------------------------
Series T and Series TH auction preferred shares (5,600 shares issued and outstanding at $25,000 per share) at liquidation
value plus cumulative unpaid dividends                                        $140,059,172
------------------------------------------------------------------------------------------
Net assets applicable to common shares                                        $317,818,702
------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------
Paid-in capital - common shares                               $313,457,019
Unrealized appreciation (depreciation) on investments           26,648,464
Accumulated net realized gain (loss) on investments            (27,167,331)
Undistributed net investment income                              4,880,550
------------------------------------------------------------------------------------------
Net assets applicable to common shares                                        $317,818,702
------------------------------------------------------------------------------------------
Preferred shares, at value (5,600 shares issued and outstanding
at $25,000 per share)                                                          140,000,000
------------------------------------------------------------------------------------------
Net assets including preferred shares                                         $457,818,702
------------------------------------------------------------------------------------------
Common shares of beneficial interest outstanding (40,039,453
shares issued less 55,500 treasury shares)                                      39,983,953
------------------------------------------------------------------------------------------
Net asset value per share (net assets of $317,818,702/
39,983,953 shares of beneficial interest outstanding)                                $7.95
------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS                        Statement of Operations (unaudited)

This statement describes how much your trust earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by trust operations.

SIX MONTHS ENDED 4/30/06

NET INVESTMENT INCOME
------------------------------------------------------------------------------------
Interest income                                                          $13,598,074
------------------------------------------------------------------------------------
Expenses
  Management fee                                          $1,745,081
  Transfer agent and dividend disbursing costs                54,761
  Administrative services fee                                 28,495
  Independent trustees' compensation                          22,334
  Stock exchange fee                                          17,692
  Preferred shares remarketing agent fee                     173,704
  Custodian fee                                               56,606
  Shareholder communications                                  45,957
  Auditing fees                                               38,484
  Legal fees                                                   4,787
  Miscellaneous                                               66,733
------------------------------------------------------------------------------------
Total expenses                                                            $2,254,634
------------------------------------------------------------------------------------
  Fees paid indirectly                                       (19,646)
  Reduction of expenses by investment adviser                 (1,085)
------------------------------------------------------------------------------------
Net expenses                                                              $2,233,903
------------------------------------------------------------------------------------
Net investment income                                                    $11,364,171
------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                   $260,225
  Swap transactions                                        1,392,477
------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                   $1,652,702
------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                             $1,221,732
  Swap transactions                                         (868,656)
------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                   $353,076
------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                    $2,005,778
------------------------------------------------------------------------------------
Distributions declared from preferred shares                             $(2,138,316)
------------------------------------------------------------------------------------
Change in net assets from operations                                     $11,231,633
------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.


                                                        SIX MONTHS ENDED      YEAR ENDED
                                                                 4/30/06        10/31/05
                                                             (UNAUDITED)
CHANGE IN NET ASSETS
----------------------------------------------------------------------------------------
FROM OPERATIONS
----------------------------------------------------------------------------------------
Net investment income                                        $11,364,171     $23,600,281
Net realized gain (loss) on investments                        1,652,702      (9,378,554)
Net unrealized gain (loss) on investments                        353,076      12,923,488
Distributions declared from preferred shares                  (2,138,316)     (3,025,056)
----------------------------------------------------------------------------------------
Change in net assets from operations                         $11,231,633     $24,120,159
----------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------
From net investment income                                  $(10,265,277)   $(21,742,129)
----------------------------------------------------------------------------------------
Net asset value of shares issued to common shareholders in
reinvestment of distributions                                   $656,359        $993,010
----------------------------------------------------------------------------------------
Total change in net assets                                    $1,622,715      $3,371,040
----------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES
----------------------------------------------------------------------------------------
At beginning of period                                      $316,195,987    $312,824,947
At end of period (including undistributed net investment
income of $4,880,550 and $5,919,972, respectively)          $317,818,702    $316,195,987
----------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the trust's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single trust share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the trust share class (assuming reinvestment of all distributions) held for the entire period.

                                          SIX MONTHS                            YEARS ENDED 10/31
                                               ENDED     --------------------------------------------------------------
                                             4/30/06         2005           2004         2003         2002         2001
                                         (UNAUDITED)

Net asset value, beginning
of period                                     $7.92         $7.86          $7.69        $7.61        $7.93        $7.79
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                   $0.28         $0.59          $0.60        $0.61        $0.64        $0.64
  Net realized and unrealized gain
  (loss) on investments                        0.06          0.10           0.16         0.04        (0.38)        0.18
  Distributions declared to
  shareholders on preferred shares            (0.05)        (0.08)         (0.04)       (0.04)       (0.05)       (0.10)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations              $0.29         $0.61          $0.72        $0.61        $0.21        $0.72
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
  From net investment income,
  common shares                              $(0.26)       $(0.55)        $(0.55)      $(0.53)      $(0.53)      $(0.53)
-----------------------------------------------------------------------------------------------------------------------
Preferred shares offering cost
charged to paid-in capital                      $--           $--            $--          $--          $--       $(0.05)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $7.95         $7.92          $7.86        $7.69        $7.61        $7.93
-----------------------------------------------------------------------------------------------------------------------
Common share market value, end of
period                                        $8.23         $8.27          $7.83        $7.49        $7.15        $7.83
-----------------------------------------------------------------------------------------------------------------------
Total return at common market value
(%) (p)(r)(s)                                  2.73(n)      13.18          12.22        12.51        (2.23)       13.58
-----------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS
APPLICABLE TO COMMON SHARES)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)(p)                              1.43(a)       1.44           1.46         1.51         1.56         1.49
Expenses after expense
reductions (f)(p)                              1.43(a)       1.44           1.46         1.51         1.56         1.49
Net investment income (p)                      7.23(a)       7.45           7.70         7.98         8.26         8.12
Portfolio turnover                                9            14              9           11           16           26
Net assets at end of period
(000 Omitted)                              $317,819      $316,196       $312,825     $305,383     $302,010     $312,996
-----------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                          SIX MONTHS                            YEARS ENDED 10/31
                                               ENDED     --------------------------------------------------------------
                                             4/30/06         2005           2004         2003         2002         2001
                                         (UNAUDITED)

SUPPLEMENTAL RATIOS (%)
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net
assets including preferred
shares (f)(p)                                  1.00(a)       0.99           1.00         1.03         1.07         1.07
Preferred shares dividends                     1.36(a)       0.95           0.49         0.48         0.68         1.28
Net investment income available to
common shares                                  5.87(a)       6.49           7.22         7.50         7.58         6.84
SENIOR SECURITIES:
-----------------------------------------------------------------------------------------------------------------------
Total preferred shares outstanding            5,600         5,600          5,600        5,600        5,600        5,600
Asset coverage per preferred
share (k)                                   $81,764       $81,464        $80,862      $79,533      $79,090      $80,897
Involuntary liquidation preference
per preferred share                         $25,000       $25,000        $25,000      $25,000      $25,000      $25,000
Approximate market value per
preferred share                             $25,000       $25,000        $25,000      $25,000      $25,000      $25,000

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) Calculated by subtracting the trust's total liabilities (not including preferred shares) from the trust's total assets and dividing this number by the number of perferred shares outstanding.
(n) Not annualized.
(p) Ratio excludes dividend payment on auction preferred shares.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the trust may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Municipal Income Trust (the trust) is a trust that is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the trust may be required to issue Forms 1099-DIV.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer quotation. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the trust's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the trust's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. These valuations can be based on both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the trust's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the trust's net asset value may differ from quoted or published prices for the same investments.

DERIVATIVE RISK - The trust may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the trust uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements.

SWAP AGREEMENTS - The trust may enter into swap agreements. A swap is an exchange of cash payments between the trust and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation in the Statement of Operations. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based.

INTEREST RATE SWAP AGREEMENTS - Interest rate swap agreements are agreements to exchange cash flows periodically based on a notional principal amount, such as the exchange of fixed rate interest payments for floating rate interest payments, which are based on a specific financial index, or the exchange of two distinct floating rate payments. The net receivable or payable associated with these payments is accrued daily and recorded as an unrealized gain or loss, and any payments received or made are recorded as realized gains or losses, in the Statement of Operations. The primary risk associated with interest rate swap agreements is that unfavorable changes in the fluctuation of interest rates could adversely impact the trust.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. The trust may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the trust. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. This amount, for the six months ended April 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The trust intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, defaulted bonds and capitalized workout expenses. The tax character of distributions made during the current period will be determined at fiscal year end.

The tax character of distributions declared to shareholders is as follows:

                                      OCTOBER 31, 2005    OCTOBER 31, 2004
      Ordinary income (including any
      short-term capital gains)                $60,086            $171,028
      Tax-exempt income                     24,707,099          23,043,028
      --------------------------------------------------------------------
      Total distributions                  $24,767,185         $23,214,056
      --------------------------------------------------------------------

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF APRIL 30, 2006
          Cost of investments                           $420,991,495
          ----------------------------------------------------------
          Gross  appreciation                             27,920,016
          Gross depreciation                              (1,821,349)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $26,098,667

          AS OF OCTOBER 31, 2005
          Undistributed tax-exempt income                  6,143,813
          Undistributed ordinary income                      181,879
          Capital loss carryforwards                     (29,598,105)
          Other temporary differences                      1,869,597
          Net unrealized appreciation (depreciation)      24,798,143

The aggregate cost above includes prior fiscal year end tax adjustments.

As of October 31, 2005, the trust had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

              EXPIRATION DATE
              October 31, 2006             (1,383,806)
              October 31, 2009             (2,847,429)
              October 31, 2010             (2,883,947)
              October 31, 2011            (10,944,821)
              October 31, 2012             (1,858,513)
              October 31, 2013             (9,679,589)
              ---------------------------------------
              Total                      $(29,598,105)
              ---------------------------------------

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the trust's average daily net assets and 6.32% of gross investment income. The management fee, from net assets and gross investment income, incurred for the six months ended April 30, 2006 was equivalent to an annual effective rate of 0.77% of the trust's average daily net assets including preferred shares.

TRANSFER AGENT - The trust pays a portion of transfer agent and dividend-disbursing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the trust, for its services as registrar and dividend-disbursing agent. The agreement provides that the trust will pay MFSC an account maintenance fee of no more than $9.00 and a dividend services fee of $0.75 per reinvestment. For the six months ended April 30, 2006, these fees amounted to $32,366. MFSC also receives payment from the trust for out-of-pocket expenses paid by MFSC on behalf of the trust. For the six months ended April 30, 2006, these costs amounted to $15,030.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the trust's annual fixed amount was $10,000. Effective April 1, 2006, the trust's annual fixed amount is $17,500. The administrative services fee incurred for the six months ended April 30, 2006 was equivalent to an annual effective rate of 0.0126% of the trust's average daily net assets including preferred shares.

TRUSTEES' AND OFFICERS' COMPENSATION - The trust pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The trust does not pay compensation directly to Trustees or to officers of the trust who are also officers of the investment adviser, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS and MFSC. The trust has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $3,415. This amount is included in Independent trustees' compensation for the six months ended April 30, 2006. The deferred liability for retirement benefits payable to retired Trustees amounted to $124,013 at April 30, 2006, and is included in payable for independent trustees' compensation.

OTHER - This trust and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended April 30, 2006, the fee paid to Tarantino LLC was $1,324. MFS has agreed to reimburse the trust for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,085, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $40,175,179 and $39,116,722 respectively.

(5) SHARES OF BENEFICIAL INTEREST

The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the trust of up to 10% annually of its own shares of beneficial interest. During the six months ended April 30, 2006, the trust did not repurchase any shares. Transactions in the trust were as follows:

                                     SIX MONTHS ENDED          YEAR ENDED
                                      APRIL 30, 2006        OCTOBER 31, 2005
                                    SHARES    AMOUNT      SHARES     AMOUNT

Shares issued to shareholders in
reinvestment of distributions       82,568    $656,359    124,307    $993,010
-----------------------------------------------------------------------------

(6) LINE OF CREDIT

The trust and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the trust for the six months ended April 30, 2006 was $1,101, and is included in miscellaneous expense on the Statement of Operations. The trust had no significant borrowings during the six months ended April 30, 2006.

(7) AUCTION PREFERRED SHARES

The trust issued 2,800 shares of Auction Preferred Shares ("APS"), series T and 2,800 of Auction Preferred Shares, series TH. Dividends are cumulative at a rate that is reset every seven days for both series through an auction process. During the six months ended April 30, 2006, the dividend rates ranged from 2.50% to 3.86%. The trust pays an annual fee equivalent to 0.25% of the preferred share liquidation value for remarketing efforts associated with the preferred auction. The APS are redeemable at the option of the trust in whole or in part at the redemption price equal to $25,000 per share, plus accumulated and unpaid dividends. The APS are also subject to mandatory redemption if certain requirements relating to their asset maintenance coverage are not satisfied. The trust is required to maintain certain asset coverage with respect to the APS as defined in the trust's By-Laws and the Investment Company Act of 1940.

(8) CONCENTRATION OF CREDIT RISK

At April 30, 2006, 22.77% of securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.28% of total investments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Municipal Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Municipal Income Trust (the "Trust"), including the portfolio of investments, as of April 30, 2006, and the related statement of operations, changes in net assets, and financial highlights for the six-month period ended April 30, 2006. These interim financial statements and financial highlights are the responsibility of the Trust's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2005, and financial highlights for each of the five years in the period ended October 31, 2005, and in our report dated December 22, 2005, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 23, 2006

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS

INVESTOR INFORMATION

Transfer Agent, Registrar and Dividend Disbursing Agent

Call       1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time

Write to:  MFS Service Center, Inc.
           P.O. Box 55024
           Boston, MA 02205-5024

NUMBER OF SHAREHOLDERS

As of April 30, 2006, our records indicate that there are 3,088 registered shareholders and approximately 13,667 shareholders owning trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:

           MFS Service Center, Inc.
           P.O. Box 55024
           Boston, MA 02205-5024
           1-800-637-2304

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
500 Boylston Street, Boston, MA 02116.
                                                             MFM-SEM-6/06  20M

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

General. Information regarding the portfolio managers of the MFS Municipal Income Trust (the "Fund") provided as of April 30, 2006 is set forth below.

                                                          TITLE AND FIVE YEAR
 PORTFOLIO MANAGER       PRIMARY ROLE        SINCE               HISTORY
 -----------------       ------------        -----        --------------------

Gary A. Lasman          Portfolio Manager    April      Vice President of MFS;
                                             2006       employed in the
                                                        investment management
                                                        area of MFS since 2002;
                                                        Senior Municipal
                                                        Analyst for Liberty
                                                        Funds Group prior to
                                                        2002.

Geoffrey L. Schechter   Portfolio Manager    2004       Senior Vice President of
                                                        MFS; employed in the
                                                        investment management
                                                        area of MFS since 1993

COMPENSATION. Portfolio manager total cash compensation as of April 30, 2006 is a combination of base salary and performance bonus:

  o Base Salary - Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

  o Performance Bonus - Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

      >> The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Fund and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. The primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for shorter periods).

      >> The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management's assessment of overall portfolio manager contributions to the investment process (distinct from portfolio performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage of compensation provided by these benefits depends upon the length of the individual's tenure at MFS and salary level as well as other factors.

OWNERSHIP OF FUND SHARES. The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio manager as of the Fund's semi-annual period ended April 30, 2006. The following dollar ranges apply:

         N. None
         A. $1 - $10,000
         B. $10,001 - $50,000
         C. $50,001 - $100,000
         D. $100,001 - $500,000
         E. $500,001 - $1,000,000
         F. Over $1,000,000

NAME OF PORTFOLIO MANAGER            DOLLAR RANGE OF EQUITY SECURITIES IN FUND
-------------------------            -----------------------------------------
Gary A. Lasman                                         N
Geoffrey L. Schechter                                  N

OTHER ACCOUNTS. In addition to the Fund, the Fund's portfolio manager is responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which as of the Fund's semi-annual period ended April 30, 2006 were as follows:

                           REGISTERED INVESTMENT        OTHER POOLED INVESTMENT
                                 COMPANIES                     VEHICLES                 OTHER ACCOUNTS
                           ---------------------        -----------------------         --------------
                         NUMBER OF                     NUMBER OF                    NUMBER OF
         NAME            ACCOUNTS*    TOTAL ASSETS*    ACCOUNTS     TOTAL ASSETS    ACCOUNTS    TOTAL ASSETS
Gary A. Lasman               2        $1.9 billion         0            N/A             0           N/A

Geoffrey L. Schechter        9         $6 billion          1        $226 million        2          $198.6
                                                                                                  million
-----------------
*  Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

POTENTIAL CONFLICTS OF INTEREST. MFS seek to identify potential conflicts of interest resulting from a portfolio manager's management of both the Fund and other accounts and has adopted policies and procedures designed to address such potential conflicts.

In certain instances there may be securities which are suitable for the Fund's portfolio as well as for accounts with similar investment objectives of the Adviser or subsidiary of the Adviser. Securities transactions for the Fund and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund's ability to participate in volume transactions will produce better executions for the Fund.

MFS does not receive a performance fee for its management of the Fund. MFS and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund--for instance, those that pay a higher advisory fee and/or have a performance fee.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

-------------------------------------------------------------------------------
                           MFS Municipal Income Trust
-------------------------------------------------------------------------------
                                                     (C)               (D)
                                                 TOTAL NUMBER    MAXIMUM NUMBER
                                                   OF SHARES    (OR APPROXIMATE
                                                 PURCHASED AS   DOLLAR VALUE) OF
                                        (B)        PART OF      SHARES THAT MAY
                            (A)       AVERAGE      PUBLICLY     YET BE PURCHASED
                       TOTAL NUMBER    PRICE      ANNOUNCED          UNDER
                        OF SHARES     PAID PER     PLANS O R       THE PLANS
PERIOD                  PURCHASED      SHARE       PROGRAMS        OR PROGRAMS
-------------------------------------------------------------------------------
11/1/05-11/30/05           0             n/a          0           3,979,505
-------------------------------------------------------------------------------
12/1/05-12/31/05           0             n/a          0           3,979,505
-------------------------------------------------------------------------------
1/1/06 - 1/31/06           0             n/a          0           3,979,505
-------------------------------------------------------------------------------
2/1/06 - 2/28/06           0             n/a          0           3,979,505
-------------------------------------------------------------------------------
3/1/06 - 3/31/06           0             n/a          0           3,994,370
-------------------------------------------------------------------------------
4/1/06 - 4/30/06           0             n/a          0           3,994,370
-------------------------------------------------------------------------------
      TOTAL                0             n/a          0
-------------------------------------------------------------------------------

Note: The Board of Trustees approves procedures to repurchase Fund shares annually. The notification to shareholders of the program is included in the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be repurchased in each annual period (March 1 through the following February 28) to 10% of the Registrant's outstanding shares as of the first day of the plan year (March 1). The aggregate number of Fund shares available for repurchase for the March 1, 2006 plan year are 3,994,370.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of
    Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL INCOME TRUST
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: June 23, 2006
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: June 23, 2006
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 23, 2006
      -------------


* Print name and title of each signing officer under his or her signature.